Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 3,006	$ 2,597
Restricted cash		10
Short-term deposits	581	4
Marketable securities	133	133
Trade accounts receivable, net	1,465	1,380
Inventories	1,841	1,691
Other current assets	584	442
Total current assets	7,610	6,257
Goodwill	330	162
Other intangible assets, net	445	299
Property, plant and equipment, net	4,596	4,007
Non-current deferred tax assets	739	695
Long-term investments	10	11
Other non-current assets	724	437
Total non-current assets	6,844	5,611
Total assets	14,454	11,868
Current liabilities:
Short-term debt	795	173
Trade accounts payable	1,166	950
Other payables and accrued liabilities	966	831
Dividends payable to stockholders	42	58
Accrued income tax	84	52
Total current liabilities	3,053	2,064
Long-term debt	1,826	1,899
Post-employment benefit obligations	506	445
Long-term deferred tax liabilities	75	19
Other long-term liabilities	488	330
Total non-current liabilities	2,895	2,693
Total liabilities	5,948	4,757
Commitment and contingencies
Parent company stockholders' equity
Common stock (preferred stock: 540,000,000 shares authorized, not issued; common stock: Euro 1.04 par value, 1,200,000,000 shares authorized, 911,239,420 shares issued, 905,415,002 shares outstanding)	1,157	1,157
Additional paid-in capital	3,062	2,992
Retained earnings	3,599	2,747
Accumulated other comprehensive income	723	475
Treasury stock	(93)	(328)
Total parent company stockholders' equity	8,448	7,043
Noncontrolling interest	58	68
Total equity	8,506	7,111
Total liabilities and equity	$ 14,454	$ 11,868